FEDERATED EQUITY INCOME FUND, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 1997 (REVISED JANUARY 31, 1998)

Please delete the sections entitled "Investing in Minerals or Real Estate" and "Investing in Restricted Securities" on page 5.



                                                                February 6, 1998




[GRAPHIC OMITTED]

     Cusip 313915100
     Cusip 313915209
     Cusip 313915308
     Cusip 313915407
     G01528-07 (02/98)